Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Equity Method Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013	Sep. 06, 2012	Apr. 01, 2014	Oct. 01, 2013	Sep. 29, 2013	Oct. 30, 2012	Oct. 31, 2012
Schedule of Equity Method Investments [Line Items]
Gain associated with the transfer of certain product rights to an equity-method investment	$ 0	[1]	$ 459	[1]	$ 0	[1]
Equity method investment, other than temporary impairment					55
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, registered capital								250
Equity method investments	1,400.0		1,400.0					122.5
Equity method investment, ownership percentage								49.00%
Gain associated with the transfer of certain product rights to an equity-method investment							459
Gain (loss) associated with indirect retained interest							225
Fair value inputs, discount rate	11.50%
Equity method investment, underlying equity in net assets	780		770
Finite-lived intangible asset, useful life	25 years
ViiV Healthcare Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage									11.70%	12.60%	13.50%	15.00%
ViiV Healthcare Limited [Member] | Shionogi & Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage													10.00%
ViiV Healthcare Limited [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment	(30)		(32)		44
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment			(32)
Shionogi-Viiv Healthcare LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired													50.00%
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%
Equity method investment, recognized gain (loss)			(223)
Equity method investment, other than temporary impairment	56		32
Payments to acquire equity method investments					91.5
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent	60.00%
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)	55		(223)
Equity method investment, other than temporary impairment	$ 56		$ 32

[1]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.